Subsequent Event	12 Months Ended
May 29, 2011
Subsequent Event
Subsequent Event

NOTE 20 – SUBSEQUENT EVENT

On June 30, 2011, the Board of Directors declared a cash dividend of 43 cents per share to be paid August 1, 2011 to all shareholders of record as of the close of business on July 11, 2011.